Related Party Transactions - Sponsor loans administrative services agreement and working capital loans (Details) - USD ($)		2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 24, 2020	Feb. 29, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Sponsor Loans
Principal amount paid				$ 10,000,000		$ 3,500,000	$ 5,000,000
Sponsor
Sponsor Loans
Promissory note outstanding			$ 0	0	$ 0
Flying Eagle Acquisition Corp [Member]
Sponsor Loans
Proceeds from issuance of an unsecured promissory note from sponsor	$ 300,000	$ 300,000
Promissory note outstanding	0		230,000	$ 230,000	230,000
Administrative Services Agreement
Maximum administrative services expenses per month	15,000				15,000
Total administrative services expenses			45,000		$ 90,000
Working Capital Loans
Maximum amount of working capital loans	$ 1,500,000		$ 1,500,000
Exercise price of warrants	$ 1.50		$ 1.50	$ 1.50	$ 1.50
Borrowings under working capital loan	$ 0
Flying Eagle Acquisition Corp [Member] | Sponsor
Sponsor Loans
Proceeds from issuance of an unsecured promissory note from sponsor					$ 300,000
Principal amount paid					230,885
Working Capital Loans
Borrowings under working capital loan			$ 230,000	$ 230,000	$ 230,000